Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
Service Trade	$ 302,055	$ 364,384
Prepaid insurance costs	282,265	17,661
Prepaid advertising and marketing costs	259,438	11,074
Prepaid software costs	97,912	29,887
Prepaid commissions	39,144	51,472
Prepaid data license and subscription costs	34,375	53,124
Prepaid merchant fees	28,488	26,224
Prepaid consulting costs	26,539	120,332
Other current assets	10,720	66,997
Total prepaid expenses and other current assets	$ 1,080,936	$ 741,155